Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	$ 31	$ 6
Royalties received	(16)	(17)
Impairment of investments	26	1
Inventory write-downs	238	0
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	(3)	5
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	0
Loans written off	7	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	301	(25)
Taxation (benefit)/expense on above items	(14)	4
First Uranium Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Settlement costs of a legal claim	2	0
AGA - Polymetal Strategic Alliance[ Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(20)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(13)	(14)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(3)	(3)
Geita [Member]
Component Of Operating Other Cost And Expense [Line Items]
Inventory write-downs	14	0
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	(3)	1
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	24
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	7	6
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		(2)
Colombia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	3
North America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		2
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		$ (1)